Accounts Receivable - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of accounts receivable [line items]
Impairment loss recognised in profit or loss, trade receivables	€ 15	€ 27	€ 32
Gross value of overdue receivables	547	644	597
Derecognized receivables	385	€ 437	€ 428
US [member]
Disclosure of accounts receivable [line items]
Derecognized receivables	198
Japan [Member]
Disclosure of accounts receivable [line items]
Derecognized receivables	96
Europe [member]
Disclosure of accounts receivable [line items]
Derecognized receivables	€ 92